Name:  May Louie
Phone: 908-273-5085 x215
email: mlouie@seabridge.com

13F-HR
FORM 13F HOLDINGS REPORT
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington DC 20549

                                   FORM 13F
                              FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2011
Check here if Amendment [ ]; Amendment Number:
This Amendment:         [ ] is a restatement.
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      SeaBridge Investment Advisors LLC
Address:   450 Springfield Avenue
           Suite 301
           Summit, NJ  07901
Form 13F File Number: 28-12671

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete and that it is understood that all required items, statements schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  Susan E. Boyd
Title: Managing Director
Phone: 908-273-5085 x209

Signature              City     State     and Date of Signing:
Susan E. Boyd          Summit,  NJ        8-5-2011
--------------------   ----------------   ---------------
Signature                   City       State         Date


Report Type:
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 237
Form 13F Information Table Value Total: $247,231 (thousands)
List of Other Included Managers:  NONE

13F Holdings Report
As of Date: 06/30/2011

							Market		SH/		Investment	Other	Voting Authority
Issuer			Class		Cusip		Value 000s	Shares	PRN	Discretion	Mgrs	Sole 	Shared	None

Berkshire Hathaway Inc 	CL A		084670108	116		100	SH	Sole		None	100	0	0
3M Co.			COM		88579Y101	38		400	SH	Sole		None	400	0	0
A.O. Smith Corporation	COM		831865209	10		225	SH	Sole		None	225	0	0
AOL Time Warner, Inc.	COM		00184X105	0		1	SH	Sole		None	1	0	0
Abbott Laboratories	COM		002824100	137		2600	SH	Sole		None	2600	0	0
Accenture Ltd.		SHS ClA		G1151C101	30		500	SH	Sole		None	500	0	0
Acorn Energy Inc.	COM		004848107	3		700	SH	Sole		None	700	0	0
Actuant Corporation 	CLA New		00508X203	2480		92420	SH	Sole		None	92420	0	0
Advantage Oil & Gas Ltd	COM		00765F101	20		2500	SH	Sole		None	2500	0	0
Agilent Technologies 	COM		00846U101	61		1186	SH	Sole		None	1186	0	0
Air Products&Chemicals	COM		009158106	4870		50956	SH	Sole		None	50956	0	0
Airgas, Inc.		COM		009363102	1300		18560	SH	Sole		None	18560	0	0
Alexander & Baldwin	COM		014482103	3502		72710	SH	Sole		None	72710	0	0
Altria Group Inc	COM		02209S103	42		1600	SH	Sole		None	1600	0	0
Ameresco Inc.		CL A		02361E108	31		2200	SH	Sole		None	2200	0	0
American States Water 	COM		029899101	42		1200	SH	Sole		None	1200	0	0
American Tower Corp	CL A		029912201	101		1925	SH	Sole		None	1925	0	0
Annaly Capital Mgmt	COM		035710409	3983		220803	SH	Sole		None	220803	0	0
Anworth Mortgage Asset 	COM		037347101	15		2000	SH	Sole		None	2000	0	0
Apache Corp		COM		037411105	1745		14140	SH	Sole		None	14140	0	0
Apple, Inc.		COM		037833100	4603		13713	SH	Sole		None	13713	0	0
Ares Capital Corp	COM		04010L103	2971		184869	SH	Sole		None	184869	0	0
Arthur J. Gallagher&Co	COM		363576109	3289		115232	SH	Sole		None	115232	0	0
Avnet Inc		COM		053807103	2250		70570	SH	Sole		None	70570	0	0
BHP Billiton Ltd	Sp ADR		088606108	445		4700	SH	Sole		None	4700	0	0
Ball Corp		COM		058498106	1379		35854	SH	Sole		None	35854	0	0
Banco Bradesco S.A.	Sp ADR Pf 	059460303	79		3863	SH	Sole		None	3863	0	0
Baytex Energy Corp	TrstUt		073176109	3682		67642	SH	Sole		None	67642	0	0
Berkshire Hathaway 	CLB New		084670702	43		550	SH	Sole		None	550	0	0
BlackRock Kelso Capital COM 		092533108	43		4800	SH	Sole		None	4800	0	0
Brookfield Asset MgmtCLAimV Shs		112585104	2878		86780	SH	Sole		None	86780	0	0
Brookfield Properties 	COM		112900105	2794		144900	SH	Sole		None	144900	0	0
Brookfield Residential	COM		11283W104	1171		118015	SH	Sole		None	118015	0	0
Bucyrus International	COM		118759109	558		6085	SH	Sole		None	6085	0	0
Bunge Limited		COM		G16962105	21		300	SH	Sole		None	300	0	0
C. R. Bard, Inc.	COM		067383109	16		150	SH	Sole		None	150	0	0
CVS Corp		COM		126650100	46		1235	SH	Sole		None	1235	0	0
California Water Svc	COM		130788102	34		1840	SH	Sole		None	1840	0	0
Canadian Natural Res	COM		136385101	940		22445	SH	Sole		None	22445	0	0
Caterpillar Inc		COM		149123101	2159		20283	SH	Sole		None	20283	0	0
Chevron Corporation	COM		166764100	2107		20490	SH	Sole		None	20490	0	0
Chimera Investment Corp	COM		16934Q109	1829		528627	SH	Sole		None	528627	0	0
China Biologic Products COM		16938C106	20		2000	SH	Sole		None	2000	0	0
China Ming Yang Wind 	Sp ADR		16951C108	303		48200	SH	Sole		None	48200	0	0
China Mobile HK Ltd 	Sp ADR		16941M109	992		21200	SH	Sole		None	21200	0	0
Citigroup Inc		COM		172967101	3105		74569	SH	Sole		None	74569	0	0
Clean Energy Fuels Corp	COM		184499101	23		1750	SH	Sole		None	1750	0	0
Coach, Inc.		COM		189754104	246		3849	SH	Sole		None	3849	0	0
Coca-Cola Co		COM		191216100	27		400	SH	Sole		None	400	0	0
Coca-Cola Femsa SA	Sp ADR		191241108	823		8850	SH	Sole		None	8850	0	0
Cognizant Technology 	CL A		192446102	442		6020	SH	Sole		None	6020	0	0
Colgate-Palmolive Co	COM		194162103	54		621	SH	Sole		None	621	0	0
CompParanaensedeEnergia	SpADRpf		20441B407	10		370	SH	Sole		None	370	0	0
Comp Cervecerias Unidas Sp ADR		204429104	105		1785	SH	Sole		None	1785	0	0
Compass Minerals Intl	COM		20451N101	3492		40570	SH	Sole		None	40570	0	0
Corrections Corp ofAmer	COM		22025Y407	1		64	SH	Sole		None	64	0	0
Costco Wholesale Corp	COM		22160K105	665		8187	SH	Sole		None	8187	0	0
Covidien PLC		SHS		G2554F105	27		500	SH	Sole		None	500	0	0
Crexus Investment Corp.	COM		226553105	938		84471	SH	Sole		None	84471	0	0
Ctrip.com Intl Ltd	ADS 		22943F100	1359		31552	SH	Sole		None	31552	0	0
Cummins, Inc. 		COM		231021106	26		250	SH	Sole		None	250	0	0
Deere & Company		COM		244199105	1935		23470	SH	Sole		None	23470	0	0
Devon Energy Corp	COM		25179M103	107		1364	SH	Sole		None	1364	0	0
Discovery Comms		COM Ser A	25470F104	41		1000	SH	Sole		None	1000	0	0
Dominion Resources Inc	COM		25746U109	29		600	SH	Sole		None	600	0	0
Duke Energy Corp	COM		26441C105	15		800	SH	Sole		None	800	0	0
EMC Corporation		COM		268648102	2952		107160	SH	Sole		None	107160	0	0
Eaton Corporation	COM		278058102	2006		38995	SH	Sole		None	38995	0	0
El Paso Corp		COM		28336L109	1361		67360	SH	Sole		None	67360	0	0
El Paso Pipeline Ptnrs	ComP1		283702108	522		15023	SH	Sole		None	15023	0	0
Elster Group SE 	Sp ADR		290348101	554		33830	SH	Sole		None	33830	0	0
Embotelladora Andina SA	ADR B		29081P303	2740		94990	SH	Sole		None	94990	0	0
Emerson Electric Co.	COM		291011104	1620		28807	SH	Sole		None	28807	0	0
EnCana Corp		COM		292505104	106		3440	SH	Sole		None	3440	0	0
Energy Transfer Equity	COM ULTDP	29273V100	2277		50640	SH	Sole		None	50640	0	0
Energy Transfer Ptrs	UtLTD Ptn	29273R109	1384		28315	SH	Sole		None	28315	0	0
Enterprise Products Ptr	COM		293792107	1861		43077	SH	Sole		None	43077	0	0
Equity Residential 	SH Ben Int	29476L107	48		800	SH	Sole		None	800	0	0
Exxon Mobil Corp	COM		30231G102	3449		42385	SH	Sole		None	42385	0	0
First Solar, Inc.	COM		336433107	33		250	SH	Sole		None	250	0	0
Flamel Technologies 	SpADR		338488109	10		1800	SH	Sole		None	1800	0	0
FomentoEconMexicano 	Sp ADR Ut	344419106	4053		60952	SH	Sole		None	60952	0	0
Freeport-McMoRan 	COM		35671D857	5894		111426	SH	Sole		None	111426	0	0
General Electric 	COM		369604103	4		200	SH	Sole		None	200	0	0
Genuine Parts Co	COM		372460105	3540		65080	SH	Sole		None	65080	0	0
Goldman Sachs Gr Inc	COM		38141G104	133		1000	SH	Sole		None	1000	0	0
Google Inc. 		CL A		38259P508	2185		4314	SH	Sole		None	4314	0	0
H. J. Heinz Company	COM		423074103	152		2850	SH	Sole		None	2850	0	0
HDFC Bank Ltd		ADR Reps	40415F101	272		1543	SH	Sole		None	1543	0	0
HSBC Holdings Plc 	Sp ADR new	404280406	4064		81894	SH	Sole		None	81894	0	0
Halliburton Co		COM		406216101	56		1100	SH	Sole		None	1100	0	0
Hatteras Financial Corp	COM		41902R103	1765		62525	SH	Sole		None	62525	0	0
Henry Schein Inc	COM		806407102	2015		28150	SH	Sole		None	28150	0	0
Hewlett-Packard Co	COM		428236103	285		7835	SH	Sole		None	7835	0	0
Home Depot Inc		COM		437076102	49		1361	SH	Sole		None	1361	0	0
Home Inns & Hotels Mgmt	Sp ADR		43713W107	1137		29900	SH	Sole		None	29900	0	0
Hubbell Inc.		CL B		443510201	2461		37885	SH	Sole		None	37885	0	0
ICICI Bank Ltd.		ADR		45104G104	609		12350	SH	Sole		None	12350	0	0
ITT Corp		COM		450911102	2476		42023	SH	Sole		None	42023	0	0
Inergy LP		Unit LTD	456615103	37		1050	SH	Sole		None	1050	0	0
Int'l Bus Machines	COM		459200101	2473		14415	SH	Sole		None	14415	0	0
Interface Inc.		CL A		458665106	12		600	SH	Sole		None	600	0	0
Intuit Inc.		COM		461202103	52		1000	SH	Sole		None	1000	0	0
Intuitive Surgical, Inc.COM new		46120E602	19		50	SH	Sole		None	50	0	0
Itau Unibanco Hldg 	Sp ADR		465562106	2790		118483	SH	Sole		None	118483	0	0
Johnson & Johnson	COM		478160104	50		750	SH	Sole		None	750	0	0
Johnson Controls Inc	COM		478366107	5630		135134	SH	Sole		None	135134	0	0
Kimberly-Clark Corp	COM		494368103	13		200	SH	Sole		None	200	0	0
Kinder Morgan Energy 	UtLTD Pt	494550106	670		9223	SH	Sole		None	9223	0	0
Kinder Morgan Inc.	COM		49456B101	188		6555	SH	Sole		None	6555	0	0
Kindred Healthcare Inc	COM		494580103	10		471	SH	Sole		None	471	0	0
Laboratory Corp of Amer	COM		50540R409	29		300	SH	Sole		None	300	0	0
Life Technologies Corp.	COM		53217V109	3499		67192	SH	Sole		None	67192	0	0
Linn Energy LLCUnit LTD Liab		536020100	357		9150	SH	Sole		None	9150	0	0
MFA Mortg Investments	COM		55272X102	1696		211000	SH	Sole		None	211000	0	0
MacquarieInfrastructure	Memb Int	55608B105	21		750	SH	Sole		None	750	0	0
Magellan Midstream Ptr	COM UtRP	559080106	2279		38157	SH	Sole		None	38157	0	0
Maxwell Technologies	COM		577767106	6		400	SH	Sole		None	400	0	0
McDonald's Corp		COM		580135101	149		1765	SH	Sole		None	1765	0	0
Medco Health Solutions 	COM		58405U102	847		14992	SH	Sole		None	14992	0	0
Merck & Co		COM		58933Y105	35		1000	SH	Sole		None	1000	0	0
MetLife Inc		COM		59156R108	18		400	SH	Sole		None	400	0	0
Mettler-Toledo Intl Inc	COM		592688105	1257		7450	SH	Sole		None	7450	0	0
Microsoft Corp		COM		594918104	59		2250	SH	Sole		None	2250	0	0
NII Holdings Inc.	CL B New	62913F201	639		15085	SH	Sole		None	15085	0	0
Nalco Holding Co.	COM		62985Q101	1739		62523	SH	Sole		None	62523	0	0
NextEra Energy, Inc.	COM		65339F101	17		300	SH	Sole		None	300	0	0
NuStar Energy L.P.	Unit COM	67058H102	13		200	SH	Sole		None	200	0	0
Och-Ziff Cap Mgmt Grp	Cl A		67551U105	1155		83256	SH	Sole		None	83256	0	0
OculusInnovSciences	COM		67575P108	1		800	SH	Sole		None	800	0	0
Openwave Systems, Inc.	COM new		683718308	0		200	SH	Sole		None	200	0	0
Oracle Corporation	COM		68389X105	1268		38534	SH	Sole		None	38534	0	0
PETsMART, Inc.		COM		716768106	3698		81500	SH	Sole		None	81500	0	0
PT Telekomunikasi Indon	SP ADR		715684106	844		24450	SH	Sole		None	24450	0	0
Paccar Inc		COM		693718108	107		2090	SH	Sole		None	2090	0	0
Pall Corp		COM		696429307	1882		33475	SH	Sole		None	33475	0	0
Patterson Cos. Inc.	COM		703395103	3002		91280	SH	Sole		None	91280	0	0
Penn West Petroleum 	COM		707887105	1542		66800	SH	Sole		None	66800	0	0
Pentair Inc		COM		709631105	2593		64235	SH	Sole		None	64235	0	0
Pepsico Inc		COM		713448108	857		12173	SH	Sole		None	12173	0	0
Petroleo Brasileiro 	Sp ADR		71654V408	15		431	SH	Sole		None	431	0	0
Pfizer Inc		COM		717081103	518		25162	SH	Sole		None	25162	0	0
Pharmacyclics, Inc.	COM		716933106	16		1500	SH	Sole		None	1500	0	0
Plains All Amer Pipel	UtLTPtn		726503105	1957		30580	SH	Sole		None	30580	0	0
Plains Explor&Prod Co 	COM		726505100	25		650	SH	Sole		None	650	0	0
Plum Creek Timber Co 	COM		729251108	3113		76785	SH	Sole		None	76785	0	0
Praxair Inc		COM		74005P104	768		7081	SH	Sole		None	7081	0	0
Procter & Gamble Co	COM		742718109	736		11580	SH	Sole		None	11580	0	0
Prudential Financial	COM		744320102	311		4897	SH	Sole		None	4897	0	0
Qualcomm		COM		747525103	1806		31797	SH	Sole		None	31797	0	0
RPM International, Inc.	COM		749685103	3135		136170	SH	Sole		None	136170	0	0
Regions Financial Corp	COM		7591EP100	2006		323500	SH	Sole		None	323500	0	0
Roper Industries, Inc.	COM		776696106	83		1000	SH	Sole		None	1000	0	0
Royal Dutch Shell PLC 	Spon ADR A	780259206	543		7636	SH	Sole		None	7636	0	0
Royal Dutch Shell PLC 	Spon ADR B	780259107	19		258	SH	Sole		None	258	0	0
SPX Corporation		COM		784635104	3581		43325	SH	Sole		None	43325	0	0
Schlumberger N.V.	COM		806857108	294		3400	SH	Sole		None	3400	0	0
Seadrill Ltd.		SHS		G7945E105	3181		90157	SH	Sole		None	90157	0	0
Senior Hsg Pptys Tr	SHBenInt	81721M109	2977		127175	SH	Sole		None	127175	0	0
Simpson Manufacturing 	COM		829073105	2127		71225	SH	Sole		None	71225	0	0
Solar Capital Ltd	COM		83413U100	2951		119518	SH	Sole		None	119518	0	0
Southern Co		COM		842587107	12		300	SH	Sole		None	300	0	0
Starwood Property Trust	COM		85571B105	3588		174962	SH	Sole		None	174962	0	0
Suncor Energy Inc	COM		867224107	716		18300	SH	Sole		None	18300	0	0
Supervalu Inc.		COM		868536103	51		5404	SH	Sole		None	5404	0	0
Teekay Offshore Ptners	Ptnr Int	Y8565J101	1298		44239	SH	Sole		None	44239	0	0
Telefonica SA SP ADR	Spons ADR	879382208	7		300	SH	Sole		None	300	0	0
Tennant Company		COM		880345103	30		750	SH	Sole		None	750	0	0
First of Long Island 	COM		320734106	14		500	SH	Sole		None	500	0	0
The New York Times Co	CL A		650111107	2002		229575	SH	Sole		None	229575	0	0
Sherwin-Williams Co	COM		824348106	3087		36810	SH	Sole		None	36810	0	0
The Walt Disney Co	COM		254687106	23		590	SH	Sole		None	590	0	0
Thermo Fisher Scientif	COM		883556102	4023		62471	SH	Sole		None	62471	0	0
Time Warner Cable Inc.	COM		88732J207	0		2	SH	Sole		None	2	0	0
Time Warner, Inc.	COM new		887317303	0		11	SH	Sole		None	11	0	0
Transocean Ltd	Reg 	SHS		H8817H100	3		47	SH	Sole		None	47	0	0
Transwitch Corp		COM new		894065309	0		125	SH	Sole		None	125	0	0
Trina Solar Limited	SP ADR		89628E104	24		1050	SH	Sole		None	1050	0	0
Unilever NV		NYSHS New	904784709	226		6876	SH	Sole		None	6876	0	0
United Technologies 	COM		913017109	118		1338	SH	Sole		None	1338	0	0
Urban Outfitters, Inc.	COM		917047102	2599		92315	SH	Sole		None	92315	0	0
Verigy Ltd.		SHS		Y93691106	0		5	SH	Sole		None	5	0	0
Verizon Communications 	COM		92343V104	19		500	SH	Sole		None	500	0	0
WPP PLC 		ADR		92933H101	948		15100	SH	Sole		None	15100	0	0
Wal-Mart Stores Inc	COM		931142103	118		2219	SH	Sole		None	2219	0	0
Weatherford Intl	REG		H27013103	2711		144576	SH	Sole		None	144576	0	0
Western Gas Partners 	Com UnLP	958254104	994		27961	SH	Sole		None	27961	0	0
Western Union Co.	COM		959802109	2849		142225	SH	Sole		None	142225	0	0
Williams Companies, Inc	COM		969457100	3547		117255	SH	Sole		None	117255	0	0
Windstream Corp		COM		97381W104	4		319	SH	Sole		None	319	0	0
Yum! Brands Inc.	COM		988498101	22		400	SH	Sole		None	400	0	0
Asia Pacific Fund	COM		044901106	25		2050	SH	Sole		None	2050	0	0
Asia Tigers Fd Inc	COM		04516T105	4		197	SH	Sole		None	197	0	0
Blackrock IntlGr&IncFd	Com Ben In	092524107	33		3300	SH	Sole		None	3300	0	0
Calamos Strat Tot RetFd	CM SH Bn In	128125101	322		33650	SH	Sole		None	33650	0	0
Clough Glob Alloc Fd	COM Shs Be	18913Y103	11		700	SH	Sole		None	700	0	0
GDL Fund	CMSH Bn Int		361570104	125		9300	SH	Sole		None	9300	0	0
H&Q Healthcare Fd	SH Ben Int	404052102	126		7900	SH	Sole		None	7900	0	0
H&Q Life Sciences Invs	SH Ben Int	404053100	7		574	SH	Sole		None	574	0	0
KayneAnderson EnTotRet	COM		48660P104	1931		65160	SH	Sole		None	65160	0	0
Korea Equity Fd Inc	COM		50063B104	597		41256	SH	Sole		None	41256	0	0
Latin Amer Discovery Fd	COM		51828C106	58		3230	SH	Sole		None	3230	0	0
Market Vectors ETF 	RVEHard		57060U795	355		8800	SH	Sole		None	8800	0	0
Market Vectors ETF 	Gold Min	57060U100	7012		128457	SH	Sole		None	128457	0	0
NuveenMultStratIncGro	COM		67073B106	138		15700	SH	Sole		None	15700	0	0
PowerShares Glb ETF 	AGGPfdPt	73936T565	224		15650	SH	Sole		None	15650	0	0
Rydex ETF Trust	Healthcare		78355W841	53		725	SH	Sole		None	725	0	0
Singapore Fund Inc	COM		82929L109	84		5800	SH	Sole		None	5800	0	0
SPDR S&P500 ETF TR	TR Unit		78462F103	26		200	SH	Sole		None	200	0	0
Taiwan Fd Inc Com	COM		874036106	261		13650	SH	Sole		None	13650	0	0
TS&W Claymore TaxAdvBal	COM		87280R108	15		1300	SH	Sole		None	1300	0	0
Vanguard World Funds	Cons Stp	92204A207	115		1440	SH	Sole		None	1440	0	0
WisdomTree Trust	Emer Mkt 	97717W315	1234		20240	SH	Sole		None	20240	0	0
iShares TR		DJ Health	464288828	113		1740	SH	Sole		None	1740	0	0
IShares Inc.		MSCISKor	464286772	488		7500	SH	Sole		None	7500	0	0
IShares TR		MSCITaiw	464286731	360		23700	SH	Sole		None	23700	0	0
IShares TR		DJO&GExp	464288851	60		870	SH	Sole		None	870	0	0
Aberdeen AsiaPac IncFd	COM		003009107	2084		284303	SH	Sole		None	284303	0	0
AdventClaymore CvSecInc COM		00764C109	858		45650	SH	Sole		None	45650	0	0
AllianceBernstein Inc	COM		01881E101	3337		422950	SH	Sole		None	422950	0	0
BlackRock Debt Strat Fd	COM		09255R103	5		1198	SH	Sole		None	1198	0	0
Blackrock CredAllInc Tr	COM		092508100	373		29850	SH	Sole		None	29850	0	0
Blackrock Income Tr Inc	COM		09247F100	23		3300	SH	Sole		None	3300	0	0
Calamos GlobDynIncFd	COM 		12811L107	40		4600	SH	Sole		None	4600	0	0
CurrencyShares AustDoll	AuST DoLL	23129U101	9		85	SH	Sole		None	85	0	0
Eaton Vance Flting-Rat	COM		278279104	1923		118500	SH	Sole		None	118500	0	0
Eaton Vance Senior Inc	SH Ben Int	27826S103	316		43900	SH	Sole		None	43900	0	0
Flaherty&Crumrine/Clay	COM		338478100	27		1500	SH	Sole		None	1500	0	0
MFS Charter Income Tr	SH Ben Int	552727109	243		25950	SH	Sole		None	25950	0	0
MFS Intermediate Inc 	SHBenInt	55273C107	2835		448600	SH	Sole		None	448600	0	0
Nuveen Fltg Rt Inc Fund	COM		67072T108	1039		85200	SH	Sole		None	85200	0	0
Nuveen MultCurrSTGovInc	COM		67090N109	467		31450	SH	Sole		None	31450	0	0
iShares TR 		Barc1-3y	464288646	359		3420	SH	Sole		None	3420	0	0
SPDR Series Trust	DB Int Gv	78464A490	9		150	SH	Sole		None	150	0	0
WisdomTree Trust	EmLclDbt	97717X842	9		175	SH	Sole		None	175	0	0
WisdomTree Trust	AsLclDbt	97717X867	17		325	SH	Sole		None	325	0	0
IShares TR		Intl Infl Lkd	46429B770	8		150	SH	Sole		None	150	0	0